Related Party Transactions (Details) - USD ($)		1 Months Ended					6 Months Ended	12 Months Ended
	Feb. 04, 2022	Jan. 31, 2023	Feb. 28, 2022	Dec. 31, 2020	Dec. 24, 2020	Dec. 24, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 01, 2022	Feb. 15, 2022	Dec. 08, 2021	Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)							2,875,000	2,875,000
Payment due				$ 25,000
Aggregate shares (in Shares)	373,750
Founder shares issued and outstanding (in Shares)	2,501,250
Aggregate shares (in Shares)							326,250	326,250
Initial stockholders percentage							22.48%	22.48%
Sale of stock price per share (in Dollars per share)							$ 10	$ 10
Working capital loans							$ 1,000,000	$ 1,000,000
Business combination per warrants (in Dollars per share)							$ 1	$ 1
Cash received proceeds		$ 300,000						$ 100,000
Sponsor amount							$ 35,000						$ 63,200
Offering costs													$ 25,000
Short term advances			$ 88,200
Additional expenses			190,202
Prepaid expenses paid			$ 275,000
Unamortized balance of the prepaid balance							0	37,089
Agreed to pay							$ 10,000	10,000
Company owed agreement amount								5,000
Company recognized expenses								105,000
Prepaid expense recorded								$ 15,000
Company paid agreement amount									$ 9,250
Director equal amount												$ 100,000
Shares own by stockholder (in Shares)							3,006,250	3,006,250	2,875,000
Agreement amount paid							$ 30,000
Private Placement Units [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)							$ 10	$ 10
Aggregate share units (in Shares)							505,000	505,000
Exercise price per share (in Dollars per share)							$ 11.5	$ 11.5
Trust account per unit (in Dollars per share)							10.3	10.3
Pro rata amount per share (in Dollars per share)							$ 10.3	$ 10.3
Purchase shares (in Shares)							505,000	505,000
Sale of stock price per share (in Dollars per share)							$ 10
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)											$ 10
Agreement expenses								$ 105,000
Additional paid amount								10,000
Costs of capital								61,000
Acquisition cost								30,260
Stockholder paid expenses								29,000
Additional expenses paid								27,000
Non-redeemable Common Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares own by stockholder (in Shares)										400,000
Shares own by stockholder (in Shares)										400,000
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Incurred and owed								$ 15,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)								$ 12
Sale of stock price per share (in Dollars per share)							$ 12
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)					2,875,000	2,875,000
Purchase price					$ 25,000	$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)							375,000	375,000